Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Schedule of Income before Income Tax Domestic and Foreign [Table Text Block]	The sources of income from continuing operations before income taxes are:

(dollars in millions)	2019	2018	2017
United States	$1,594	$635	$607
Foreign	2,558	1,869	1,915
	$4,152	$2,504	$2,522

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax expense (benefit) for the years ended December 31, 2019, 2018 and 2017 consisted of the following components:

(dollars in millions)	2019	2018	2017
Current:
United States:
Federal	$(100)	$(68)	$709
State	(58)	1	(42)
Foreign	541	402	284
	383	335	951
Future:
United States:
Federal	121	45	(48)
State	56	58	85
Foreign	(139)	660	66
	38	763	103
Income tax expense	$421	$1,098	$1,054
Attributable to items credited (charged) to equity	$40	$501	$(128)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	Differences between effective income tax rates and the statutory U.S. federal income tax rate are as follows:

	2019	2018	2017
Statutory U.S. federal income tax rate	21.0%	21.0%	35.0%
Tax on international activities	(3.1)%	(5.1)%	(15.3)%
Tax audit settlements	(7.0)%	—%	(2.2)%
U.S. tax reform	—%	29.7%	27.4%
Other	(0.8)%	(1.8)%	(3.1)%
Effective income tax rate	10.1%	43.8%	41.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences and tax carryforwards which gave rise to future income tax benefits and payables at December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Future income tax benefits:
Insurance and employee benefits	$1,205	$1,154
Other asset basis differences	829	1,013
Other liability basis differences	2,153	1,482
Tax loss carryforwards	622	583
Tax credit carryforwards	1,021	1,050
Valuation allowances	(616)	(605)
	$5,214	$4,677
Future income taxes payable:
Intangible assets	$4,293	$4,462
Other asset basis differences	2,904	2,159
Other items, net	143	123
	$7,340	$6,744

Summary Of Tax Credit Carryforwards [Table Text Block]	At December 31, 2019, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2020-2024	$59	$393
2025-2029	27	179
2030-2039	336	394
Indefinite	599	2,218
Total	$1,021	$3,184

Summary Of Income Tax Contingencies [Table Text Block]	A reconciliation of the beginning and ending amounts of unrecognized tax benefits and interest expense related to unrecognized tax benefits for the years ended December 31, 2019, 2018 and 2017 is as follows:

(dollars in millions)	2019	2018	2017
Balance at January 1	$1,619	$1,189	$1,086
Additions for tax positions related to the current year	131	192	192
Additions for tax positions of prior years	73	344	73
Reductions for tax positions of prior years	(101)	(91)	(91)
Settlements	(375)	(15)	(71)
Balance at December 31	$1,347	$1,619	$1,189
Gross interest expense related to unrecognized tax benefits	$57	$37	$34
Total accrued interest balance at December 31	$249	$255	$215